Acquisition of Non-Controlling Interests	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Acquisition of non-controlling interests
20.	Acquisition of non-controlling interests
The Group, via Ehang GZ, held 60% interest in EHang Egret GD, which in turn held 60% interest in Xi’an EHang Egret Media Technology Co. Ltd. (“EHang Egret Xi’an”). In March 2023, to further develop the aerial media solutions business under the brand of “Egret” of Ehang Egret GD, the Group entered into an agreement to acquire 40% interest of EHang Egret GD from the non-controlling
shareholder and dispose of 60% equity interests in EHang Egret Xi’an to the same non-controlling
shareholder. Total consideration was RMB10,711, comprising of cash consideration of RMB4,000 and the Group’s share of net asset value in EHang Egret Xi’an amounting to RMB6,711, including cash of RMB2,920. The difference between the total consideration and non-controlling
interest was charged to additional
paid-in
capital. Total cash outflow for the acquisition was RMB6,920.
Upon completion of the transactions, Ehang GZ holds 100% interest of EHang Egret GD and no longer had any interest in Ehang Egret Xi’an. Subsequently, Ehang Egret Xi’an eliminated “Ehang” and “Egret” in its name and did not have further business with the Group.